Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.40%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Small Cap Power Buffer ETF™ - June | iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)